Selling expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Staff costs (Note 10)	$ 477,000	$ 497,000	$ 466,000
Shared-based payment (Note 10)	8,000	14,000	17,000
Transportation	14,332,000	10,387,000	9,022,000
Selling taxes and other	6,092,000	4,016,000	3,579,000
Selling expenses	$ 20,909,000	$ 14,914,000	$ 13,084,000
Colombia
Disclosure of geographical areas [line items]
Special tax rate (in percent)	1.00%
Special tax rate	$ 3,454,000